GCAT NQM Depositor III, LLC ABS-15G

Exhibit 99.2

Loan Number	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Status Comment	Last Modified Date	TPR QM ATR Status
147817090002	XXXXX	XXXXXXXXXX-02427	775	2427	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	9/9/2022	Credit	Fraud Report Shows Uncleared Alerts	Cleared	9/12/2022	1	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: XXX Fraud Report does not reflect cleared alerts. Provide XXX Fraud Report with cleared alerts.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; 9/12/2022: XXX provided final XXX report with all alerts cleared. EXCEPTION RESOLVED.	9/12/2022	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										Alerts from Fraud Report have been cleared. 9/12/2022: XXX provided final XXX report with all alerts cleared. EXCEPTION RESOLVED.	9/12/2022	ATR/QM: Exempt
147817090002	XXXXX	XXXXXXXXXX-03602	775	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	9/8/2022	Compliance	No Compliance Findings	Cleared	9/8/2022	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																											9/8/2022	ATR/QM: Exempt
147817090002	XXXXX	XXXXXXXXXX-03782	775	3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	9/9/2022	Property	No Property Findings	Cleared	9/9/2022	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																											9/9/2022	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-01261	867	1261	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Credit	Borrower Income Verification does not match Approval	Cleared	1/31/2023	1	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. XXX taxes reflect unemployment compensation which is not consistent with the borrower's employment history. DIscrepancy is not explained in the loan file.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
1/31/2023: Lender provided LOE that the unemployment compensation is the non borrowing spouse and borrowers SE income was verified through 2 years business tax returns with no gaps. EXCEPTION RESOLVED.	1/31/2023	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										The borrower income verification does match approval. 1/31/2023: Lender provided LOE that the unemployment compensation is the non borrowing spouse and borrowers SE income was verified through 2 years business tax returns with no gaps. EXCEPTION RESOLVED.	1/31/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-01315	867	1315	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/27/2023	Credit	Fully Executed Purchase Contract is Partial	Cleared	1/31/2023	1	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial; Final AUS show $XXX purchase price. Purchase contract shows $XXX. Contract addendum, if applicable, was not provided.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
1/31/2023: Lender provided copy of contract addendum verifying the updated purchase price that matches all documentation. EXCEPTION RESOLVED.; Final AUS show $XXX purchase price. Purchase contract shows $XXX. Contract addendum, if applicable, was not provided.	1/31/2023	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										The fully executed purchase contract is Present	1/31/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-01431	867	1431	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	Cleared	2/2/2023	1	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	The liquid reserves of -XXX are less than the minimum required per AUS of XXX. Borrower is short to close $XXX plus required reserves needed of $XXX = total reserves needed of $XXX. Additional conditions may apply.; 2/2/2023: FNMA guidelines provided and large deposits need not be evaluated when using business assets for closing/reserves. EXCEPTION RESOLVED.	Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Open Rebuttal.;
2/2/2023: EXCEPTION REMAINS. Lender provided LOE for the asset ownership and we can use 100% of the account balance for closing costs and reserves. We still need source documents for the large deposits for: $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX. FNMA does not exclude business assets from large deposit documentation requirements. Additional conditions may apply.; 2/2/2023: FNMA guidelines provided and large deposits need not be evaluated when using business assets for closing/reserves. EXCEPTION RESOLVED.	2/2/2023	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.	2/2/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-02095	867	2095	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Credit	Insufficient cash to close.	Cleared	2/2/2023	1	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; 2/2/2023: FNMA guidelines provided and large deposits need not be evaluated when using business assets for closing/reserves. EXCEPTION RESOLVED.; The assets used for qualification are in a business account. Borrower is not listed as an account holder as required by FNMA B3-4.2-02, Depository Accounts, Business Assets. Documentation indicates that borrower is a 50% owner in the business. We must assume he is only entitled to 50% ownership. In addition, the following large deposits are undocumented: $XXX on XX/XX/XXXX, $XXX on XX/XX/XXXX, $XXX on XX/XX/XXXX, $XXX on XX/XX/XXXX. FNMA does not exclude business assets from large deposit documentation requirements.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
2/2/2023: EXCEPTION REMAINS. Lender provided LOE for the asset ownership and we can use 100% of the account balance for closing costs and reserves. We still need source documents for the large deposits for: $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX. FNMA does not exclude business assets from large deposit documentation requirements. Additional conditions may apply.; 2/2/2023: FNMA guidelines provided and large deposits need not be evaluated when using business assets for closing/reserves. EXCEPTION RESOLVED.; The assets used for qualification are in a business account. Borrower is not listed as an account holder as required by FNMA B3-4.2-02, Depository Accounts, Business Assets. Documentation indicates that borrower is a 50% owner in the business. We must assume he is only entitled to 50% ownership. In addition, the following large deposits are undocumented: $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX. FNMA does not exclude business assets from large deposit documentation requirements.	2/2/2023	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										Sufficient cash to close is documented.	2/2/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-02427	867	2427	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Credit	Fraud Report Shows Uncleared Alerts	Cleared	1/27/2023	1	Fraud Report Shows Uncleared Alerts	Fraud report dated XX/XX/XXXX shows uncleared alerts.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; 1/27/2023: Investor provided copy of updated XXX report with all alerts cleared. EXCEPTION RESOLVED.	1/27/2023	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										Alerts from Fraud Report have been cleared. 1/27/2023: Investor provided copy of updated XXX report with all alerts cleared. EXCEPTION RESOLVED.	1/27/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-03602	867	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Compliance	No Compliance Findings	Cleared	1/27/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										The exception 'No Compliance Findings' is cleared.	1/27/2023	ATR/QM: Exempt
423184151242	XXXXX	XXXXXXXXXX-03782	867	3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/26/2023	Property	No Property Findings	Cleared	1/27/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																										The exception 'No Property Findings' is cleared.	1/27/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-00651	884	651	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Credit	Borrower Liabilities Verification Indicator is Partial	Cleared	2/21/2023	1	Borrower Liabilities Verification Indicator is Partial	There is evidence that the borrower may have federal tax debt which is not considered in the underwriting analysis. Borrower owed $XXX for XXX and filed XX/XX/XXXX. Bank statements covering this time period are provided in the loan file and do not show any corresponding payment. The borrower does not have sufficient funds to cover the IRS payment, cash at closing, and required reserves. Evidence is required that the borrower has made the $XXX tax payment. Additional conditions may apply.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
2/21/2023: Lender provided payment confirmation of the borrowers income tax made on XX/XX/XXXX. EXCEPTION RESOLVED.	2/21/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										Borrower liabilities verified indicator is Present	2/21/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-00722	884	722	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Credit	Borrower Credit Report Indicator is Partial	Cleared	3/9/2023	1	Borrower Credit Report Indicator is Partial	Credit refresh dated within 10 days of the note date is not provided for review. ; 3/9/2023: XXX provided copy of the final XXX report with XXX that verifies no new debt. EXCEPTION RESOLVED.	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.;
3/8/2023: EXCEPTION REMAINS. Lender provided copy of original credit report. Please provide credit refreshwithin 10 days of the note date. Additional conditions may apply.; 3/9/2023: XXX provided copy of the final XXX report with XXX that verifies no new debt. EXCEPTION RESOLVED.	3/9/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										Borrower credit report indicator is Present	3/9/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-02078	884	2078	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Credit	Fraud Report is Only Partially Available	Cleared	3/9/2023	1	Fraud Report is Only Partially Available	Partial fraud report provided. XXX to provide final XXX report with all alerts cleared.	Change status of 'Fraud Report is Only Partially Available' from Active to Open Rebuttal.; 3/9/2023: XXX provided copy of the final XXX report with all alerts cleared. EXCEPTION RESOLVED.	3/9/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										Complete fraud report provided.	3/9/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-03602	884	3602	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Compliance	No Compliance Findings	Cleared	2/16/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																											2/16/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-03605	884	3605	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Credit	Asset Documents are Incomplete	Cleared	3/8/2023	1	Asset Documents are Incomplete	Asset Documents are Incomplete. The following large deposits into XXX XXX are not addressed in the loan file: $XXX on XX/XX, $XXX on XX/XX, $XXX on XX/XX.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; 3/8/2023: Lender provided LOE of the large deposits into the borrowers business account. EXCEPTION RESOLVED.	3/8/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										3/8/2023: Lender provided LOE of the large deposits into the borrowers business account. EXCEPTION RESOLVED.	3/8/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-03800	884	3800	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Property	Third Party Valuation Product Not Provided	Cleared	2/24/2023	1	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; 2/24/2023: Lender provided copy of CDA report with value within tolerance. EXCEPTION RESOLVED.	2/24/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																										Third Party Valuation Product Provided.	2/24/2023	ATR/QM: Exempt
635058518446	XXXXX	XXXXXXXXXX-03782	884	3782	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Property	No Property Findings	Cleared	2/16/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																											2/16/2023	ATR/QM: Exempt
342801186308	XXXXX	XXXXXXXXXX-00651	884	651	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Credit	Borrower Liabilities Verification Indicator is Partial	Cleared	2/14/2023	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing verification of hoi premium for property at XXX.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; 2/14/2023: Lender provided copy of HOI policy premium for XXX. EXCEPTION RESOLVED.	2/14/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Borrower liabilities verified indicator is Present	2/14/2023	Safe Harbor QM (APOR)
342801186308	XXXXX	XXXXXXXXXX-02078	884	2078	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Credit	Fraud Report is Only Partially Available	Cleared	2/9/2023	1	Fraud Report is Only Partially Available	Partial fraud report provided. XXX to provide Fraud Report with cleared alerts.; Fraud Report provided with cleared alerts. Exception Resolved.	Change status of 'Fraud Report is Only Partially Available' from Active to Open Rebuttal.; Fraud Report provided with cleared alerts.	2/9/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Complete fraud report provided.; Fraud Report provided with cleared alerts. Exception Resolved.	2/9/2023	Safe Harbor QM (APOR)
342801186308	XXXXX	XXXXXXXXXX-03158	884	3158	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Property	Third Party Valuation Product Not Provided	Cleared	2/15/2023	1	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 3.70 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; 2/15/2023: Lender provided copy of XXX CDA within tolerance. EXCEPTION RESOLVED.	2/15/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Third Party Valuation Product Provided.	2/15/2023	Safe Harbor QM (APOR)
342801186308	XXXXX	XXXXXXXXXX-03580	884	3580	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Property	Third Party Valuation Product not Provided	Cleared	2/15/2023	1	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Error	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
Error; Change status of 'Third Party Valuation Product not Provided' from Open Rebuttal to Revoked.;
Revoked. ; Error	2/9/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Third Party Valuation Product Provided	2/15/2023	Safe Harbor QM (APOR)
342801186308	XXXXX	XXXXXXXXXX-03782	884	3782	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	2/8/2023	Property	No Property Findings	Cleared	2/9/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		The exception 'No Property Findings' is cleared.	2/9/2023	Safe Harbor QM (APOR)
230340717925	XXXXX	XXXXXXXXXX-00651	903	651	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	Borrower Liabilities Verification Indicator is Partial	Cleared	3/9/2023	1	Borrower Liabilities Verification Indicator is Partial	Documentation for taxes and insurance or evidence that the mortgage is escrowed for the borrower's primary residence is not provided in the loan file.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
3/9/2023: Lender provided mortgage statement for the borrowers primary residence that verifies PITI was included into the DTI. EXCEPTION RESOLVED.	3/9/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
																										Borrower liabilities verified indicator is Present	3/9/2023	Higher Priced QM (APOR)
230340717925	XXXXX	XXXXXXXXXX-00722	903	722	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Credit	Borrower Credit Report Indicator is Partial	Cleared	3/9/2023	1	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Per program guidelines, missing credit refresh within 10 days from the note date. Lenders XXX report has XXX but is outside guideline of 10 days. Additional conditions may apply.; XXX report with updated XXX	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.; XXX report with updated XXX	3/9/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
																										Borrower credit report indicator is Present; XXX report with updated XXX	3/9/2023	Higher Priced QM (APOR)
230340717925	XXXXX	XXXXXXXXXX-02924	903	2924	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	Property Inspection Waiver Used at Origination	Acknowledged by Client	3/9/2023	2	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Client Acknowledged use of PIW	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Client Acknowledged use of PIW	3/9/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
																											3/9/2023	Higher Priced QM (APOR)
230340717925	XXXXX	XXXXXXXXXX-03810	903	3810	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	Third Party Valuation Product Not Provided	Cleared	3/9/2023	1	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided. Program guidelines require an AVM when PIW is used for qualification.	Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
																										Third Party Valuation Product Provided. 3/9/2023: XXX provided copy of AVM with value &gt;90% but confidence level &lt;90%. UPDATED ACTIVE EXCEPTION REMAINS.	3/9/2023	Higher Priced QM (APOR)
413623493500	XXXXX	XXXXXXXXXX-02078	903	2078	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	Fraud Report is Only Partially Available	Cleared	3/7/2023	1	Fraud Report is Only Partially Available	Partial fraud report provided. XXX to provide final XXX report with all alerts cleared.	Change status of 'Fraud Report is Only Partially Available' from Active to Open Rebuttal.; 3/7/2023: XXX provided final XXX report with all alerts cleared. EXCEPTION RESOLVED.	3/7/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Complete fraud report provided.	3/7/2023	Safe Harbor QM (APOR)
413623493500	XXXXX	XXXXXXXXXX-02571	903	2571	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	Final Loan Application is Partial	Cleared	3/7/2023	1	Final Loan Application is Partial	Valid photo identification is not provided for either borrower.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
3/7/2023: Lender provided Patriot Act disclosures and attestation valid photo ID's were obtained from both borrowers. EXCEPTION RESOLVED.	3/7/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years		Final Loan Application is Present	3/7/2023	Safe Harbor QM (APOR)
413623493500	XXXXX	XXXXXXXXXX-02924	903	2924	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	Property Inspection Waiver Used at Origination	Acknowledged by Client	3/9/2023	2	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Client Acknowledges PIW.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Client Acknowledges PIW.	3/9/2023	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years			3/9/2023	Safe Harbor QM (APOR)
413623493500	XXXXX	XXXXXXXXXX-03602	903	3602	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years			3/6/2023	Safe Harbor QM (APOR)
498430961253	XXXXX	XXXXXXXXXX-03602	901			3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/2/2023	Compliance	No Compliance Findings	Cleared	3/2/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			3/2/2023	ATR/QM: Exempt
498430961253	XXXXX	XXXXXXXXXX-03603	901			3603	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/2/2023	Credit	No Credit Findings	Cleared	3/2/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			3/2/2023	ATR/QM: Exempt
498430961253	XXXXX	XXXXXXXXXX-03782	901			3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/2/2023	Property	No Property Findings	Cleared	3/2/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			3/2/2023	ATR/QM: Exempt
202501927905	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/3/2023	Compliance	No Compliance Findings	Cleared	3/3/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/3/2023	ATR/QM: Exempt
202501927905	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/3/2023	Credit	No Credit Findings	Cleared	3/3/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/3/2023	ATR/QM: Exempt
202501927905	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/3/2023	Property	No Property Findings	Cleared	3/3/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/3/2023	ATR/QM: Exempt
104660806749	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
104660806749	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	No Credit Findings	Cleared	3/6/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
104660806749	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	No Property Findings	Cleared	3/6/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
235289756673	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
235289756673	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	No Credit Findings	Cleared	3/6/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
235289756673	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	No Property Findings	Cleared	3/6/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
697940764026	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
697940764026	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	No Credit Findings	Cleared	3/6/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
697940764026	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	No Property Findings	Cleared	3/6/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
959389290323	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/6/2023	ATR/QM: Exempt
959389290323	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	No Credit Findings	Cleared	3/6/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/6/2023	ATR/QM: Exempt
959389290323	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	No Property Findings	Cleared	3/6/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/6/2023	ATR/QM: Exempt
524031432345	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Compliance	No Compliance Findings	Cleared	3/6/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
524031432345	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Credit	No Credit Findings	Cleared	3/6/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
524031432345	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/6/2023	Property	No Property Findings	Cleared	3/6/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											3/6/2023	ATR/QM: Exempt
358279281698	XXXXX	XXXXXXXXXX-02335	880	2335	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Credit	DSCR is less than guideline minimum	Acknowledged by Client	2/24/2023	2	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. Guideline Exception requested by XXX and approved by COO XX/XX/XXXX page XXX in loan images. Compensating factor given is that loan would have been approved by prior FN guidleines dated 10/24/2022 under the No Ratio program.	Acknowledged by Client.;
																						; XXX Exception Request Form received because the DSCR calculation is to close with a factor of &lt;50%, based on guidelines dated XX/XX/XXXX. The Application was obtained on XX/XX/XXXX and a conditional approval was issued on XX/XX/XXXX. The Actual DSCR ratiois XXX%. Client requesting a level 2/B downgrade and provided the following compensating factors; Excess reserves of XXX months verified vs. XXX months required. Further the exception was granted by XXX vai email 4/9/2023. Exception downgraded to a 2/B.	2/24/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years			2/24/2023	ATR/QM: Exempt
358279281698	XXXXX	XXXXXXXXXX-03602	880			3602	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Compliance	No Compliance Findings	Cleared	2/7/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence X.XX years			2/7/2023	ATR/QM: Exempt
358279281698	XXXXX	XXXXXXXXXX-03782	880			3782	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/7/2023	Property	No Property Findings	Cleared	2/7/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Borrower has more than X years at current residence - Borrower at current residence X.XX years			2/7/2023	ATR/QM: Exempt
552286162182	XXXXX	XXXXXXXXXX-02570	901	2570	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Credit	Final Loan Application is Missing	Cleared	3/8/2023	1	Final Loan Application is Missing	Final loan application is Missing - The final 1003 provided after re-requesting, is the initial 1003 that is in the original loan file. The borrower's signature on the 1003 provided via email reflects borrower executed it on XX/XX/XXXX, origination date. Therefore, missing final 1003 signed on XX/XX/XXXX.	Received final loan application.	3/8/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																										Final loan application is Present. Loan application reflects borrower executed at closing on XX/XX/XXXX. Exception Resolved.	3/8/2023	ATR/QM: Exempt
552286162182	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Compliance	No Compliance Findings	Cleared	3/7/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
552286162182	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Property	No Property Findings	Cleared	3/7/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
991004109748	XXXXX	XXXXXXXXXX-03466	901	3466	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Property	Appraisal guideline violation	Cleared	3/10/2023	1	Appraisal guideline violation	Appraisal guideline violation: Appraiser noted subject is new construction in "process' of being completed. Items in process are garage doors, Landscaping, door hardware, interior stair flooring, front and rear steps to walkways, XXXway and miscellaneous trim, however units are noted to be habitable. Appraiser did not operate mechanical systems or the appliances and notes the water heaters once installed will be tankless. Appraisal was complete "as is" No cost to cure or condition adjustment was assessed /provided. A 442 was present in file noting that waterheaters were installed ( not tankless as reflected in the appraisal)stairs were added in the garage and railings added to the upper decks.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received rebuttal email fro lender stating "even though the appraiser completed as is any issues that we considered health or safety issues would have to be completed ergo the 1004D verifying all of the safety issues had been addressed and completed. There is no requirement for appraiser to operate mechanical systems, only FHA requires this. Confirmed no requirements per guidelines, the 442 confirms all saftey issues were addressed. The cash out is being used to complete the remaining items.	3/10/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																										Appraisal guideline violation is now acceptable. Exceptoin Resvoled.	3/10/2023	ATR/QM: Exempt
991004109748	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Compliance	No Compliance Findings	Cleared	3/8/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/8/2023	ATR/QM: Exempt
991004109748	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Credit	No Credit Findings	Cleared	3/7/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
242846984412	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Compliance	No Compliance Findings	Cleared	3/7/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
242846984412	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Credit	No Credit Findings	Cleared	3/7/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
242846984412	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Property	No Property Findings	Cleared	3/7/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											3/7/2023	ATR/QM: Exempt
820190596963	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Compliance	No Compliance Findings	Cleared	3/7/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years			3/7/2023	ATR/QM: Exempt
820190596963	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Credit	No Credit Findings	Cleared	3/7/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years			3/7/2023	ATR/QM: Exempt
820190596963	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/7/2023	Property	No Property Findings	Cleared	3/7/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																								; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years			3/7/2023	ATR/QM: Exempt
235686974806	XXXXX	XXXXXXXXXX-03602	880			3602	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/10/2023	Compliance	No Compliance Findings	Cleared	2/10/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			2/10/2023	ATR/QM: Exempt
235686974806	XXXXX	XXXXXXXXXX-03603	880			3603	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/10/2023	Credit	No Credit Findings	Cleared	2/10/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			2/10/2023	ATR/QM: Exempt
235686974806	XXXXX	XXXXXXXXXX-03782	880			3782	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/10/2023	Property	No Property Findings	Cleared	2/10/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			2/10/2023	ATR/QM: Exempt
719263425580	XXXXX	XXXXXXXXXX-03500	901			3500	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Credit	Borrower residency documentation not provided or issue with documentation	Cleared	3/13/2023	1	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Missing copy of valid and/or unexpired passport, valid and/or unexpired Visa, or I-797 with I-94.	Received unexpired passport and VISA verifying residency.	3/13/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years		Borrower residency documentation has been provided and there are no issues with documentation. Exception Resolved.	3/13/2023	ATR/QM: Exempt
719263425580	XXXXX	XXXXXXXXXX-03501	901			3501	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Credit	Co-Borrower residency documentation not provided or issue with documentation	Cleared	3/13/2023	1	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Missing copy of valid and/or unexpired passport, valid and/or unexpired Visa, or I-797 with I-94.	Received unexpired passport and VISA verifying residency.	3/13/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years		Co-Borrower residency documentation has been provided and there are no issues with documentation. Exception Resolved.	3/13/2023	ATR/QM: Exempt
719263425580	XXXXX	XXXXXXXXXX-03602	901			3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Compliance	No Compliance Findings	Cleared	3/8/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			3/8/2023	ATR/QM: Exempt
719263425580	XXXXX	XXXXXXXXXX-03782	901			3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Property	No Property Findings	Cleared	3/8/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			3/8/2023	ATR/QM: Exempt
574244458755	XXXXX	XXXXXXXXXX-03602	901	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Compliance	No Compliance Findings	Cleared	3/8/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											3/8/2023	ATR/QM: Exempt
574244458755	XXXXX	XXXXXXXXXX-03603	901	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Credit	No Credit Findings	Cleared	3/8/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											3/8/2023	ATR/QM: Exempt
574244458755	XXXXX	XXXXXXXXXX-03782	901	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/8/2023	Property	No Property Findings	Cleared	3/8/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											3/8/2023	ATR/QM: Exempt
163399557879	XXXXX	XXXXXXXXXX-03602	901			3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/10/2023	Compliance	No Compliance Findings	Cleared	3/13/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			3/10/2023	ATR/QM: Exempt
163399557879	XXXXX	XXXXXXXXXX-03603	901			3603	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/13/2023	Credit	No Credit Findings	Cleared	3/13/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			3/13/2023	ATR/QM: Exempt
163399557879	XXXXX	XXXXXXXXXX-03782	901			3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	3/10/2023	Property	No Property Findings	Cleared	3/10/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years			3/10/2023	ATR/QM: Exempt
608047711575	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Compliance	No Compliance Findings	Cleared	2/16/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/16/2023	ATR/QM: Exempt
608047711575	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Credit	No Credit Findings	Cleared	2/17/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/16/2023	ATR/QM: Exempt
608047711575	XXXXX	XXXXXXXXXX-03814	880	3814	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/16/2023	Property	Purchase Contract does not Match Appraisal	Cleared	2/24/2023	1	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. ; The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Received updated Appraisal reflecting correct sales price.	2/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																										The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Exception Resolved.	2/24/2023	ATR/QM: Exempt
801601682005	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Compliance	No Compliance Findings	Cleared	2/22/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											2/22/2023	ATR/QM: Exempt
801601682005	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Credit	No Credit Findings	Cleared	2/22/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											2/22/2023	ATR/QM: Exempt
801601682005	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Property	No Property Findings	Cleared	2/22/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																											2/22/2023	ATR/QM: Exempt
285306592021	XXXXX	XXXXXXXXXX-03602	880			3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Compliance	No Compliance Findings	Cleared	2/22/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			2/22/2023	ATR/QM: Exempt
285306592021	XXXXX	XXXXXXXXXX-03603	880			3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Credit	No Credit Findings	Cleared	2/22/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			2/22/2023	ATR/QM: Exempt
285306592021	XXXXX	XXXXXXXXXX-03782	880			3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Property	No Property Findings	Cleared	2/22/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.			2/22/2023	ATR/QM: Exempt
971466640907	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Compliance	No Compliance Findings	Cleared	2/22/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/22/2023	ATR/QM: Exempt
971466640907	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Credit	No Credit Findings	Cleared	2/22/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/22/2023	ATR/QM: Exempt
971466640907	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/22/2023	Property	No Property Findings	Cleared	2/22/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/22/2023	ATR/QM: Exempt
161688808579	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/27/2023	Compliance	No Compliance Findings	Cleared	2/27/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/27/2023	ATR/QM: Exempt
161688808579	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/24/2023	Credit	No Credit Findings	Cleared	2/24/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/24/2023	ATR/QM: Exempt
161688808579	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/24/2023	Property	No Property Findings	Cleared	2/24/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/24/2023	ATR/QM: Exempt
161688808579	XXXXX	XXXXXXXXXX-96658	880	-96658	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/24/2023	Compliance	Higher-Priced Mortgage Loan	Cleared	2/27/2023	1	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.090%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.090%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.090%) by 3.5% or more.; HPML loan with established escrow and appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is Compliant.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per guidelines, therefore, downgraded to grade A	2/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/27/2023	ATR/QM: Exempt
827842000141	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/28/2023	Credit	No Credit Findings	Cleared	2/28/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/28/2023	ATR/QM: Exempt
827842000141	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/28/2023	Property	No Property Findings	Cleared	2/28/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/28/2023	ATR/QM: Exempt
827842000141	XXXXX	XXXXXXXXXX-96658	880	-96658	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	2/27/2023	Compliance	Higher-Priced Mortgage Loan	Cleared	2/28/2023	1	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.060%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.060%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.060%) by 3.5% or more.; HPML loan with established escrow and appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML allowed per guidelines, confirmed compliant and downgraded; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML allowed per guidelines, confirmed compliant and downgraded	2/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																											2/28/2023	ATR/QM: Exempt
301097199347	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/27/2023	Compliance	No Compliance Findings	Cleared	2/27/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/27/2023	ATR/QM: Exempt
301097199347	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/27/2023	Credit	No Credit Findings	Cleared	2/27/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/27/2023	ATR/QM: Exempt
301097199347	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/27/2023	Property	No Property Findings	Cleared	2/27/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/27/2023	ATR/QM: Exempt
319355154356	XXXXX	XXXXXXXXXX-03602	880	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/28/2023	Compliance	No Compliance Findings	Cleared	2/28/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/28/2023	ATR/QM: Exempt
319355154356	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/28/2023	Credit	No Credit Findings	Cleared	2/28/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/28/2023	ATR/QM: Exempt
319355154356	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/28/2023	Property	No Property Findings	Cleared	2/28/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																											2/28/2023	ATR/QM: Exempt
540226804947	XXXXX	XXXXXXXXXX-03603	880	3603	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	3/1/2023	Credit	No Credit Findings	Cleared	3/1/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																											3/1/2023	ATR/QM: Exempt
540226804947	XXXXX	XXXXXXXXXX-03782	880	3782	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	3/1/2023	Property	No Property Findings	Cleared	3/1/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																											3/1/2023	ATR/QM: Exempt
540226804947	XXXXX	XXXXXXXXXX-96658	880	-96658	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	3/1/2023	Compliance	Higher-Priced Mortgage Loan	Cleared	3/2/2023	1	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.640%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.640%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.640%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrow and met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML with established escrow and met appraisal requirements	3/2/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																											3/2/2023	ATR/QM: Exempt